Discontinued operations	12 Months Ended
Dec. 31, 2023
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disposal group held for sale and Discontinued operations
6. Disposal group held for sale and discontinued operations
Certej project
On October 26, 2022, the Company entered into a share purchase agreement to sell the Certej project, a non-core gold asset in the Romania segment. While the agreement expired on March 24, 2023, the Company is committed to a plan to sell the Certej project. The Company has initiated an active program to locate a buyer. The Certej project has been actively marketed for sale at a price that is reasonable in relation to its current fair value and the Company expects the sale to qualify for recognition as a completed sale within one year.
As at December 31, 2023, the disposal group was stated at fair value less costs to sell and comprised the following assets and liabilities:

	December 31, 2023	December 31, 2022

Cash	$770	$356
Accounts receivable and other	1,276	1,150
Inventories	1,586	1,501
Property, plant, and equipment	23,995	24,731
Assets held for sale	$27,627	$27,738

Accounts payable and accrued liabilities	$(228)	$(168)
Asset retirement obligations	(10,639)	(10,311)
Liabilities associated with assets held for sale	$(10,867)	$(10,479)
During the year ended December 31, 2022, the Company recorded an impairment of $394,723 ($374,684 net of deferred tax) on the Certej project. The fair value measurement for the disposal group has been categorized as a Level 3 fair value based on the expected cash consideration of a sale, less estimated costs of disposal.
The results from operations of the Romanian reporting segment include:

	Year ended December 31,
	2023	2022

Expenses	$(4,407)	$(2,801)
Impairment of property and equipment	—	(394,723)
Loss from operations	(4,407)	(397,524)
Income tax recovery	—	(20,039)
Loss from discontinued operations, net of tax	$(4,407)	$(377,485)

Loss from discontinued operations attributable to shareholders of the Company	$(1,553)	$(304,648)
Loss from discontinued operations attributable to non-controlling interest	$(2,854)	$(72,837)

Basic loss per share attributable to shareholders of the Company	$(0.01)	$(1.66)
Diluted loss per share attributable to shareholders of the Company	$(0.01)	$(1.66)

Net cash generated from operating activities of the Romanian reporting segment during the year ended December 31, 2023 was $414 (2022 – net cash used in operating activities was $164). Net cash used in investing activities of the Romanian reporting segment during the year end December 31, 2023 was nil (2022 – $33).